Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 5,500	$ 9,100
Discount on convertible debentures, current	8,843	197,226
Discount on convertible debentures, non current	$ 0	$ 8,842
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	37,760,628	27,504,604
Common stock, shares outstanding	37,760,628	27,504,604